CAPITAL STOCK - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) Year	Dec. 31, 2018 USD ($) Year	Dec. 31, 2017 USD ($) Year
Disclosure Of Capital Stock Explanatory [Abstract]
Risk-free interest rate (average)	1.32%	2.15%	1.56%
Estimated volatility (average)	69.93%	66.56%	61.95%
Expected life in years | Year	5.00	5.00	5.00
Expected dividend yield	0.00%	0.00%	0.00%
Estimated forfeitures	0.00%	0.00%	0.00%
Grant date fair value per option | $	$ 0.45	$ 0.29	$ 0.17